Investment in Associate - Equity (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates and joint ventures [line items]
Investment in associate	€ 5,686	€ 22,932
VISEN Pharmaceuticals [member] | Associates [member]
Disclosure of associates and joint ventures [line items]
Company's share of equity before eliminations	22,438	43,957
Elimination of internal profit recognized	(16,752)	(21,025)
Company's share of equity after eliminations	5,686	22,932
Investment in associate	€ 5,686	€ 22,932